Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The movements of property and equipment for the year are as follows:

	Leasehold interests in land	Land improvements	Buildings and building improvements	Leasehold improvements	Vehicles	Ferries	Furniture, fittings & equipment	Construction- in-progress	Total
	US$ in millions
At January 1, 2017
Cost	$584	$338	$8,485	$8	$40	$251	$1,644	$132	$11,482
Accumulated depreciation	(97)	(123)	(1,924)	(7)	(28)	(104)	(1,088)	—	(3,371)
At January 1, 2017	$487	$215	$6,561	$1	$12	$147	$556	$132	$8,111
Year ended December 31, 2017
Opening net book amount	$487	$215	$6,561	$1	$12	$147	$556	$132	$8,111
Additions	—	1	—	1	—	—	52	214	268
Adjustments arising from change in lease term of leasehold interests in land	13	—	—	—	—	—	—	—	13
Adjustments to project costs	(1)	39	(40)	—	—	—	(5)	4	(3)
Disposals	—	(7)	(4)	—	—	—	(4)	(10)	(25)
Transfers	—	16	147	—	—	—	82	(245)	—
Depreciation	(14)	(16)	(407)	(1)	(4)	(13)	(167)	—	(622)
Exchange difference	—	(1)	(48)	—	—	—	(4)	(2)	(55)
Closing net book amount	$485	$247	$6,209	$1	$8	$134	$510	$93	$7,687
At December 31, 2017
Cost	$596	$381	$8,510	$7	$40	$251	$1,724	$93	$11,602
Accumulated depreciation	(111)	(134)	(2,301)	(6)	(32)	(117)	(1,214)	—	(3,915)
At December 31, 2017	$485	$247	$6,209	$1	$8	$134	$510	$93	$7,687
Year ended December 31, 2018
Opening net book amount	$485	$247	$6,209	$1	$8	$134	$510	$93	$7,687
Additions	10	1	2	—	3	—	98	385	499
Adjustments to project costs	—	—	(5)	—	—	—	3	(6)	(8)
Disposals	—	(4)	(34)	—	—	—	(4)	(1)	(43)
Transfers	69	13	725	—	—	—	114	(312)	609
Depreciation	(12)	(14)	(421)	—	(4)	(12)	(135)	—	(598)
Exchange difference	—	—	(11)	—	—	—	(1)	—	(12)
Closing net book amount	$552	$243	$6,465	$1	$7	$122	$585	$159	$8,134
At December 31, 2018
Cost	$675	$389	$9,161	$7	$43	$251	$1,904	$159	$12,589
Accumulated depreciation	(123)	(146)	(2,696)	(6)	(36)	(129)	(1,319)	—	(4,455)
At December 31, 2018	$552	$243	$6,465	$1	$7	$122	$585	$159	$8,134

Equipment under finance leases	Equipment includes the following amounts where the Group is the lessee under finance leases:

	December 31,
	2018	2017
	US$ in millions
Cost	$14	$16
Accumulated depreciation	(10)	(10)
Net book amount	$4	$6